4. RECENTLY ADOPTED ACCOUNTING STANDARDS, AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE	12 Months Ended
Jan. 31, 2019
Notes
4. RECENTLY ADOPTED ACCOUNTING STANDARDS, AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

4.   RECENTLY ADOPTED ACCOUNTING STANDARDS, AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

Certain pronouncements that were issued by the International Accounting Standards Board (“IASB”) or the International Financial Reporting Interpretations Committee (“IFRIC”) and that are mandatory for current or future accounting periods have been discussed below.  Pronouncements that are not applicable or do not have a significant impact or for any items that are in effect and the adoption of the standard had no impact to the Company, may have been excluded from the discussion below.

           (a)  IFRS 2 - Share Based Payments

In June 2016, the IASB issued amendments to IFRS 2, clarifying how to account for certain types of share-based payment transactions, including the accounting for the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, accounting for share-based payment transactions with a net settlement feature for withholding tax obligations, and accounting for modifications to the terms and conditions of a share-based payment that changes the classification of the share-based payment transaction from cash-settled to equity-settled.  The IFRS 2 amendments are effective for annual periods beginning on or after January 1, 2018.  The implementation of amendments to IFRS 2 had no accounting impact to the Company’s January 31, 2019 financial statements.

           (b)  IFRS 15 – Revenue from Contracts with Customers

In May 2014, the International Accounting Standards Board (“IASB”) issued IFRS 15 Revenue from Contracts with Customers, which specifies how and when an entity will recognize revenue as well as requiring entities to provide users of financial statements with more informative, relevant disclosures.  IFRS 15 was effective for annual periods beginning on or after January 1, 2018.  Given the Company does not have revenue, the adoption of IFRS 15 did not have an impact on the Company’s financial statements.

           (c)  IFRS 16 – Leases

In January 2016, the IASB issued IFRS 16, replacing IAS 17, “Leases”.  IFRS 16 provides a single lessee accounting model and requires the lessee to recognize assets and liabilities for all leases on its balance sheet providing the reader with greater transparency of an entity’s lease obligations.  IFRS 16 is effective for annual periods beginning on or after January 1, 2019 with early adoption provided.    The implementation of IFRS 16 is not expected to have an impact to the Company’s January 31, 2020 financial statements.